BALANCE SHEETS (Unaudited) - USD ($)	Dec. 31, 2018	Jun. 30, 2018	Jun. 30, 2017
CURRENT ASSETS:
Cash	$ 1,630,483	$ 45,800	$ 5,140
Total Current Assets	1,630,483	45,800	5,140
OTHER ASSETS:
Intangible Assets (Net of Amortization)	1,669,292	1,783,980	2,013,357
Goodwill	345,711	345,711	345,711
Total Fixed Assets	2,015,003	2,129,691	2,359,068
TOTAL ASSETS	3,645,486	2,175,491	2,364,209
CURRENT LIABILITIES:
Accounts Payable and accrued expenses	104,836	884,207	470,973
Related Party Loan			35,000
Accrued Payroll		354,167	125,000
Total Current Liabilities	104,836	1,238,374	630,973
LONG TERM LIABILITIES:
Demand Promissory Note		250,000
Notes Payable, Related Parties		575,918	575,918
Total Long Term Liabilities		825,918	575,918
TOTAL LIABILITIES	104,836	2,064,292	1,206,891
STOCKHOLDERS' EQUITY
Preferred stock; $0.001 par value; 10,000,000 shares authorized; 0 shares issued and outstanding
Common stock, $0.0001 par value; 300,000,000; 300,000,000 and 800,000,000 shares authorized; 98,503,199; 91,925,000 and 315,053,673 shares issued and outstanding, respectively	31,505	9,850	9,192
Additional paid in capital	9,267,311	4,870,475	3,483,134
Accumulated deficit	(5,758,166)	(4,769,126)	(2,335,009)
Total Stockholders' Equity	3,540,650	111,199	1,157,317
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 3,645,486	$ 2,175,491	$ 2,364,209